Shareholder Report	12 Months Ended	120 Months Ended
	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000176698
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 6.30% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to securitized credit and underweight to Treasuries contributed positively to relative performance for the period. Security selection within securitized credit also benefited performance. Detracting from relative performance was an overweight to the long end of the yield curve as well as an underweight to corporate credit.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	6.30%	-0.79%	0.97%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,753,678,108	$ 1,753,678,108
Holdings Count | Holding	2,021	2,021
Advisory Fees Paid, Amount	$ 11,446,736
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,753,678,108
Number of Portfolio Holdings	2,021
Portfolio Turnover Rate	168%
Advisory Fees Paid	$11,446,736

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.6%
U.S. Government Agencies & Obligations	22.0%
Collateralized Mortgage Obligations	17.2%
Corporate Bonds & Notes	16.3%
Asset-Backed Securities	11.7%
Open-End Fund	1.7%
Others	1.3%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202458
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class Z
Trading Symbol	DCFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 6.51% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to securitized credit and underweight to Treasuries contributed positively to relative performance for the period. Security selection within securitized credit also benefited performance. Detracting from relative performance was an overweight to the long end of the yield curve as well as an underweight to corporate credit.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	6.51%	-0.66%	1.15%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,753,678,108	$ 1,753,678,108
Holdings Count | Holding	2,021	2,021
Advisory Fees Paid, Amount	$ 11,446,736
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,753,678,108
Number of Portfolio Holdings	2,021
Portfolio Turnover Rate	168%
Advisory Fees Paid	$11,446,736

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.6%
U.S. Government Agencies & Obligations	22.0%
Collateralized Mortgage Obligations	17.2%
Corporate Bonds & Notes	16.3%
Asset-Backed Securities	11.7%
Open-End Fund	1.7%
Others	1.3%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176696
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class I
Trading Symbol	DGEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 19.07% compared to a return of 15.05% for the FTSE All World Developed Index and 14.30% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and an underweight to Japan and Korea contributed positively to relative performance for the period. Stock selection within the consumer staples, health care, and utilities sectors also contributed positively. Detracting from relative performance were underweight exposures to the financials sector and to Hong Kong as well as stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 511,122,548	$ 511,122,548
Holdings Count | Holding	156	156
Advisory Fees Paid, Amount	$ 3,835,847
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$511,122,548
Number of Portfolio Holdings	156
Portfolio Turnover Rate	45%
Advisory Fees Paid	$3,835,847

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	83.1%
Exchange Traded Funds (ETFs)	15.1%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202456
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class Z
Trading Symbol	DGEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 19.30% compared to a return of 15.05% for the FTSE All World Developed Index and 14.30% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and an underweight to Japan and Korea contributed positively to relative performance for the period. Stock selection within the consumer staples, health care, and utilities sectors also contributed positively. Detracting from relative performance were underweight exposures to the financials sector and to Hong Kong as well as stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 511,122,548	$ 511,122,548
Holdings Count | Holding	156	156
Advisory Fees Paid, Amount	$ 3,835,847
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$511,122,548
Number of Portfolio Holdings	156
Portfolio Turnover Rate	45%
Advisory Fees Paid	$3,835,847

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	83.1%
Exchange Traded Funds (ETFs)	15.1%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176700
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class I
Trading Symbol	DGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 7.98% compared to a return of 5.56% for the ICE BofA Global Broad Market Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within bank loans as well as within BB and BBB-rated corporate bonds. Shorter duration positioning than the benchmark detracted from the Fund’s relative performance as did an allocation to preferred securities during much of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA Global Broad Market (USD Hedged)
Mar-17	$10,000	$10,000
Aug-17	$10,301	$10,294
Feb-18	$10,334	$10,219
Aug-18	$10,441	$10,358
Feb-19	$10,562	$10,619
Aug-19	$10,877	$11,488
Feb-20	$11,003	$11,730
Aug-20	$11,007	$11,892
Feb-21	$11,671	$11,746
Aug-21	$11,897	$11,956
Feb-22	$11,846	$11,476
Aug-22	$11,495	$10,655
Feb-23	$11,623	$10,423
Aug-23	$11,921	$10,603
Feb-24	$12,666	$10,920
Aug-24	$13,233	$11,367
Feb-25	$13,677	$11,527

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 739,375,401	$ 739,375,401
Holdings Count | Holding	447	447
Advisory Fees Paid, Amount	$ 5,866,157
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,375,401
Number of Portfolio Holdings	447
Portfolio Turnover Rate	112%
Advisory Fees Paid	$5,866,157

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.2%
Senior Loans	8.7%
Common Stocks	2.0%
U.S. Government Agencies & Obligations	1.3%
Sovereign Bonds	1.2%
Others	3.2%
Short-Term Investments	6.3%
Money Market Fund	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 29, 2024, Numeric Investors LLC was appointed to serve as sub-advisor to the Destinations Global Fixed Income Opportunities Fund.
C000202460
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class Z
Trading Symbol	DGFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 8.18% compared to a return of 5.56% for the ICE BofA Global Broad Market Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within bank loans as well as within BB and BBB-rated corporate bonds. Shorter duration positioning than the benchmark detracted from the Fund’s relative performance as did an allocation to preferred securities during much of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA Global Broad Market (USD Hedged)
Jul-18	$10,000	$10,000
Aug-18	$10,050	$10,006
Feb-19	$10,172	$10,258
Aug-19	$10,488	$11,098
Feb-20	$10,616	$11,332
Aug-20	$10,628	$11,488
Feb-21	$11,288	$11,347
Aug-21	$11,500	$11,550
Feb-22	$11,468	$11,087
Aug-22	$11,144	$10,293
Feb-23	$11,260	$10,069
Aug-23	$11,563	$10,242
Feb-24	$12,293	$10,549
Aug-24	$12,855	$10,981
Feb-25	$13,298	$11,136

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 739,375,401	$ 739,375,401
Holdings Count | Holding	447	447
Advisory Fees Paid, Amount	$ 5,866,157
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$739,375,401
Number of Portfolio Holdings	447
Portfolio Turnover Rate	112%
Advisory Fees Paid	$5,866,157

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.2%
Senior Loans	8.7%
Common Stocks	2.0%
U.S. Government Agencies & Obligations	1.3%
Sovereign Bonds	1.2%
Others	3.2%
Short-Term Investments	6.3%
Money Market Fund	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 29, 2024, Numeric Investors LLC was appointed to serve as sub-advisor to the Destinations Global Fixed Income Opportunities Fund.
C000176695
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class I
Trading Symbol	DIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 7.95% compared to a return of 9.33% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the financials and industrials sectors were the largest positive contributors to relative performance while an underweight to financials, an underweight to communication services, and stock selection within the information technology sector detracted from relative performance. From a geographical perspective, stock selection within Korea and India contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Hong Kong and stock selection within Hong Kong.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.95%	6.13%	5.80%
FTSE All-World ex US Index	9.33%	7.74%	6.00%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,950,174,346	$ 1,950,174,346
Holdings Count | Holding	1,747	1,747
Advisory Fees Paid, Amount	$ 17,005,969
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,950,174,346
Number of Portfolio Holdings	1,747
Portfolio Turnover Rate	62%
Advisory Fees Paid	$17,005,969

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	21.5%
Industrial	16.7%
Consumer Non-cyclical	16.6%
Technology	9.9%
Exchange Traded Funds (ETFs)	5.1%
Others	27.5%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202455
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class Z
Trading Symbol	DIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 8.07% compared to a return of 9.33% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the financials and industrials sectors were the largest positive contributors to relative performance while an underweight to financials, an underweight to communication services, and stock selection within the information technology sector detracted from relative performance. From a geographical perspective, stock selection within Korea and India contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Hong Kong and stock selection within Hong Kong.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	8.07%	6.35%	4.92%
FTSE All-World ex US Index	9.33%	7.74%	5.18%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,950,174,346	$ 1,950,174,346
Holdings Count | Holding	1,747	1,747
Advisory Fees Paid, Amount	$ 17,005,969
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,950,174,346
Number of Portfolio Holdings	1,747
Portfolio Turnover Rate	62%
Advisory Fees Paid	$17,005,969

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	21.5%
Industrial	16.7%
Consumer Non-cyclical	16.6%
Technology	9.9%
Exchange Traded Funds (ETFs)	5.1%
Others	27.5%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176692
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class I
Trading Symbol	DLCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 15.06% compared to a return of 18.11% for the Russell 1000 Index. Stock selection in consumer staples, utilities, and materials were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to consumer discretionary and industrials also contributed positively to relative performance. Detracting from the Fund’s relative performance was the underweight to communication services, overweight to materials, and stock selection within information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,251	$28,270

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	15.06%	14.86%	12.31%
Russell 1000 Index	18.11%	16.54%	13.88%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,988,336,607	$ 3,988,336,607
Holdings Count | Holding	318	318
Advisory Fees Paid, Amount	$ 26,149,438
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,988,336,607
Number of Portfolio Holdings	318
Portfolio Turnover Rate	90%
Advisory Fees Paid	$26,149,438

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	95.9%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stocks	0.1%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202452
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class Z
Trading Symbol	DLCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 15.18% compared to a return of 18.11% for the Russell 1000 Index. Stock selection in consumer staples, utilities, and materials were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to consumer discretionary and industrials also contributed positively to relative performance. Detracting from the Fund’s relative performance was the underweight to communication services, overweight to materials, and stock selection within information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	15.18%	15.03%	11.63%
Russell 1000 Index	18.11%	16.54%	13.57%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,988,336,607	$ 3,988,336,607
Holdings Count | Holding	318	318
Advisory Fees Paid, Amount	$ 26,149,438
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,988,336,607
Number of Portfolio Holdings	318
Portfolio Turnover Rate	90%
Advisory Fees Paid	$26,149,438

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	95.9%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stocks	0.1%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176699
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	DLDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 5.87% compared to a return of 5.84% for the ICE BofA US Broad Market Index and 5.57% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities contributed positively to relative performance. Additionally, security selection in corporate credit and a small allocation to convertible bonds contributed positively to Fund performance for the period. Detracting from relative performance was curve positioning within the Treasury allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,605	$12,025	$10,968
Feb-21	$11,050	$11,783	$10,991
Aug-21	$11,232	$12,008	$11,018
Feb-22	$11,461	$11,506	$10,822
Aug-22	$11,213	$10,624	$10,573
Feb-23	$11,467	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.87%	4.10%	3.43%
ICE BofA US Corporate & Government (1-3 Yr) Index	5.57%	1.55%	1.93%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 321,892,424	$ 321,892,424
Holdings Count | Holding	510	510
Advisory Fees Paid, Amount	$ 2,427,902
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$321,892,424
Number of Portfolio Holdings	510
Portfolio Turnover Rate	87%
Advisory Fees Paid	$2,427,902

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	34.8%
Exchange Traded Fund (ETF)	15.4%
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.5%
U.S. Government Agencies & Obligations	9.1%
Senior Loans	4.8%
Others	5.0%
Short-Term Investments	7.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202459
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class Z
Trading Symbol	DLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 6.03% compared to a return of 5.84% for the ICE BofA US Broad Market Index and 5.57% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities contributed positively to relative performance. Additionally, security selection in corporate credit and a small allocation to convertible bonds contributed positively to Fund performance for the period. Detracting from relative performance was curve positioning within the Treasury allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,154	$10,239	$10,207
Aug-19	$10,351	$11,090	$10,504
Feb-20	$10,448	$11,465	$10,703
Aug-20	$10,349	$11,803	$10,889
Feb-21	$10,792	$11,566	$10,912
Aug-21	$10,975	$11,787	$10,939
Feb-22	$11,210	$11,294	$10,744
Aug-22	$10,981	$10,429	$10,497
Feb-23	$11,242	$10,190	$10,467
Aug-23	$11,555	$10,289	$10,665
Feb-24	$12,125	$10,535	$10,952
Aug-24	$12,575	$11,046	$11,335
Feb-25	$12,856	$11,046	$11,562

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	6.03%	4.23%	3.84%
ICE BofA US Corporate & Government (1-3 Yr) Index	5.57%	1.55%	2.20%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 321,892,424	$ 321,892,424
Holdings Count | Holding	510	510
Advisory Fees Paid, Amount	$ 2,427,902
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$321,892,424
Number of Portfolio Holdings	510
Portfolio Turnover Rate	87%
Advisory Fees Paid	$2,427,902

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	34.8%
Exchange Traded Fund (ETF)	15.4%
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.5%
U.S. Government Agencies & Obligations	9.1%
Senior Loans	4.8%
Others	5.0%
Short-Term Investments	7.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176693
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class I
Trading Symbol	DMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 4.71% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, the shorter duration positioning of fixed income securities benefited performance. Detracting from performance for the period was stock selection within the health care sector, primarily in biotech, and the industrials sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.71%	5.83%	4.75%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 587,838,963	$ 587,838,963
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 6,593,464
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$587,838,963
Number of Portfolio Holdings	144
Portfolio Turnover Rate	58%
Advisory Fees Paid	$6,593,464

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.1%
Common Stocks	20.3%
Asset-Backed Securities	17.8%
Open-End Fund	10.9%
Corporate Bonds & Notes	9.9%
Others	3.7%
Short-Term Investments	12.5%
Money Market Fund	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202453
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class Z
Trading Symbol	DMSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 4.88% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, the shorter duration positioning of fixed income securities benefited performance. Detracting from performance for the period was stock selection within the health care sector, primarily in biotech, and the industrials sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.88%	6.00%	5.01%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 587,838,963	$ 587,838,963
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 6,593,464
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$587,838,963
Number of Portfolio Holdings	144
Portfolio Turnover Rate	58%
Advisory Fees Paid	$6,593,464

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.1%
Common Stocks	20.3%
Asset-Backed Securities	17.8%
Open-End Fund	10.9%
Corporate Bonds & Notes	9.9%
Others	3.7%
Short-Term Investments	12.5%
Money Market Fund	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176701
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	DMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 3.16% compared to a return of 2.85% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s yield curve positioning contributed positively to relative performance for the year, benefiting from an overweight to the longer end of the curve. The exposure to BB rated bonds as well as security selection within the health care sector also benefited relative performance for the year. Detracting from relative performance was security selection within revenue bonds as well as underweight exposure to A and BBB rated bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 753,278,480	$ 753,278,480
Holdings Count | Holding	569	569
Advisory Fees Paid, Amount	$ 4,684,322
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$753,278,480
Number of Portfolio Holdings	569
Portfolio Turnover Rate	42%
Advisory Fees Paid	$4,684,322

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	95.3%
Exchange Traded Fund (ETF)	1.6%
Short-Term Investments	2.5%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202461
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class Z
Trading Symbol	DMFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 3.34% compared to a return of 2.85% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s yield curve positioning contributed positively to relative performance for the year, benefiting from an overweight to the longer end of the curve. The exposure to BB rated bonds as well as security selection within the health care sector also benefited relative performance for the year. Detracting from relative performance was security selection within revenue bonds as well as underweight exposure to A and BBB rated bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 753,278,480	$ 753,278,480
Holdings Count | Holding	569	569
Advisory Fees Paid, Amount	$ 4,684,322
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$753,278,480
Number of Portfolio Holdings	569
Portfolio Turnover Rate	42%
Advisory Fees Paid	$4,684,322

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	95.3%
Exchange Traded Fund (ETF)	1.6%
Short-Term Investments	2.5%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176697
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class I
Trading Symbol	DRAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$36	1.23%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned -1.54% compared to a return of 15.05% for the FTSE All World Developed Index. Although the Fund’s inception date is March 20, 2017, the Fund was closed from February 1, 2021 until November 14, 2024. During that period, the Fund consisted entirely of cash and has no meaningful performance to report. For this reason, a discussion of the Fund’s performance relative to its benchmark over the full fiscal year is not highly informative because it includes the time in which the Fund was entirely in cash in addition to the time period from November 14, 2024 until fiscal year end February 28, 2025 when the Fund was being actively managed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I*	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924

Average Annual Return [Table Text Block]
Name	1 Year*	5 Years	Since Inception (03/20/2017)
Class I	-1.54%	0.67%	-11.36%
FTSE All World Developed Index	15.05%	13.60%	10.94%

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 315,143,938	$ 315,143,938
Holdings Count | Holding	346	346
Advisory Fees Paid, Amount	$ 664,178
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$315,143,938
Number of Portfolio Holdings	346
Portfolio Turnover Rate	27%
Advisory Fees Paid	$664,178

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	30.6%
Energy	17.1%
Utilities	17.0%
Industrial	12.2%
Exchange Traded Funds (ETFs)	8.1%
Others	12.8%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

The Destinations Funds are used to implement certain model-based advisory programs. Client assets from such advisory programs were reallocated into the Real Assets Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund’s fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements or performance for the Fund during those fiscal years. For the Fund’s 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash.

C000202457
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class Z
Trading Symbol	DRAZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$33	1.13%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned -1.71% compared to a return of 15.05% for the FTSE All World Developed Index. Although the Fund’s inception date is July 16, 2018, the Fund was closed from February 1, 2021 until November 14, 2024. During that period, the Fund consisted entirely of cash and has no meaningful performance to report. For this reason, a discussion of the Fund’s performance relative to its benchmark over the full fiscal year is not highly informative because it includes the time in which the Fund was entirely in cash in addition to the time period from November 14, 2024 until fiscal year end February 28, 2025 when the Fund was being actively managed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z*	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,134	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479

Average Annual Return [Table Text Block]
Name	1 Year*	5 Years	Since Inception (07/16/2018)
Class Z	-1.71%	0.62%	-13.11%
FTSE All World Developed Index	15.05%	13.60%	10.53%

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 315,143,938	$ 315,143,938
Holdings Count | Holding	346	346
Advisory Fees Paid, Amount	$ 664,178
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$315,143,938
Number of Portfolio Holdings	346
Portfolio Turnover Rate	27%
Advisory Fees Paid	$664,178

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	30.6%
Energy	17.1%
Utilities	17.0%
Industrial	12.2%
Exchange Traded Funds (ETFs)	8.1%
Others	12.8%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

The Destinations Funds are used to implement certain model-based advisory programs. Client assets from such advisory programs were reallocated into the Real Assets Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund’s fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements or performance for the Fund during those fiscal years. For the Fund’s 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash.

C000226066
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class I
Trading Symbol	DSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 14.70% compared to a return of 18.11% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the consumer staples and financials sectors benefited performance while stock selection in the health care sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533
Feb-25	$12,131	$13,334

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (10/26/2021)
Class I	14.70%	5.92%
Russell 1000 Index	18.11%	8.97%

Performance Inception Date		Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 97,887,962	$ 97,887,962
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount	$ 778,456
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$97,887,962
Number of Portfolio Holdings	239
Portfolio Turnover Rate	9%
Advisory Fees Paid	$778,456

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	98.0%
Short-Term Investments	1.0%
Purchased Options	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226067
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class Z
Trading Symbol	DSHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 14.93% compared to a return of 18.11% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the consumer staples and financials sectors benefited performance while stock selection in the health care sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308
Feb-25	$12,041	$13,095

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (11/03/2021)
Class Z	14.93%	5.85%
Russell 1000 Index	18.11%	8.63%

Performance Inception Date		Nov. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 97,887,962	$ 97,887,962
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount	$ 778,456
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$97,887,962
Number of Portfolio Holdings	239
Portfolio Turnover Rate	9%
Advisory Fees Paid	$778,456

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	98.0%
Short-Term Investments	1.0%
Purchased Options	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176694
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	DSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 7.07% compared to a return of 7.64% for the Russell 2500 Index. An underweight to the materials and consumer staples sectors as well as stock selection within the financials and industrials sectors contributed positively to relative performance for the period. Detracting from performance over the period was stock selection within the information technology and energy sectors. An underweight to the utilities sector and an overweight to the health care sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366

Performance Inception Date		Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 751,261,246	$ 751,261,246
Holdings Count | Holding	2,771	2,771
Advisory Fees Paid, Amount	$ 6,945,793
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,261,246
Number of Portfolio Holdings	2,771
Portfolio Turnover Rate	129%
Advisory Fees Paid	$6,945,793

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	92.4%
Exchange Traded Funds (ETFs)	3.1%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrants	0.0%
Short-Term Investments	3.5%
Money Market Fund	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202454
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class Z
Trading Symbol	DSMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 7.13% compared to a return of 7.64% for the Russell 2500 Index. An underweight to the materials and consumer staples sectors as well as stock selection within the financials and industrials sectors contributed positively to relative performance for the period. Detracting from performance over the period was stock selection within the information technology and energy sectors. An underweight to the utilities sector and an overweight to the health care sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954

Performance Inception Date		Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 751,261,246	$ 751,261,246
Holdings Count | Holding	2,771	2,771
Advisory Fees Paid, Amount	$ 6,945,793
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,261,246
Number of Portfolio Holdings	2,771
Portfolio Turnover Rate	129%
Advisory Fees Paid	$6,945,793

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	92.4%
Exchange Traded Funds (ETFs)	3.1%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrants	0.0%
Short-Term Investments	3.5%
Money Market Fund	1.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.